Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,076,672)	$ (236,052)	$ (404,901)	$ (195,261)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	153,936	967	967	967
Amortization of deferred financing costs	4,782
Accretion of debt discount	13,905
(Gain) loss from equity method investment		99,038	125,890	63,736
Deficit acquired	764,676
Changes in assets and liabilities:
Prepaids	(80,000)	(10,429)
Other current assets	(5,127)	98,400
Other long-term assets	14,445
Accounts receivable, related party			134,000	(5,075)
Due from related party			(23,588)	(105,678)
Accounts payable	309,033	18,171	34,529	11,701
Accounts payable - related parties	49,406	10,711	54,158	52,060
Accrued expenses	133,874	(6,689)	27,113	9,488
Accrued interest	195,581	381
Deferred rent	(4,215)
Net cash used in operating activities	(554,466)	(25,501)	(51,832)	(168,062)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(94,712)
Cash deficit acquired from El Toro	(3,434)
Net cash used in investing activities	(98,146)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds on line of credit				136,000
Payments on line of credit	(150,000)	(395,042)		(7,858)
Payments on long-term debt	(75,520)
Proceeds from long-term debt, related parties	850,000
Proceeds from note payable to member	35,500	7,000	30,343
Advances from related party	21,986	391,840
Net cash provided by financing activities	681,966	3,798	30,343	128,142
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	29,354	(21,703)	(21,489)	(39,920)
CASH AND CASH EQUIVALENTS
Beginning of period	358	21,847	21,847	61,767
End of period	$ 29,712	$ 144	358	21,847
Supplemental Disclosure of Cash Flow Information
Line of credit paid as a reduction in due from related parties			$ 393,442